UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Camco Investors Fund
	Schedule of Investments
	March 31, 2010 ( Unaudited)

Shares		Value

COMMON STOCKS - 81.34%

Arrangement of Transportation of Freight & Cargo - 1.90%
6,000	Brinks Co.	$ 169,380

Commercial Services & Supplies - 2.06%
6,000	Paychex, Inc.	184,320

Communications Equipment - 3.18%
3,100	L-3 Communications Holdings, Inc.	284,053

Construction Materials - 2.23%
7,500	Eagle Materials, Inc.	199,050

Containers & Packaging - 1.89%
8,000	Sealed Air Corp.	168,640

Crude Petroleum - 1.29%
15,000	Sandridge Energy, Inc. *	115,500

Drilling Oil & Gas Wells - 1.42%
8,000	Weatherford International, Inc. *	126,880

Electronic Equipment & Instruments - 7.08%
5,442	Dominion Resources, Inc.	223,721
25	Flextronics International Ltd. (Singapore) *	196
11,450	Tyco Electronics Ltd. (Bermuda)	314,646
2,450	Tyco Laboratories Ltd. (Bermuda)	93,712
		632,275
Food & Staples Retailing - 1.98%
6,000	Sysco Corp.	177,000

Health Care Equipment & Supplies - 10.70%
4,450	Covidien Ltd. (Ireland)	223,746
7,200	Medtronic, Inc.	324,216
3,500	Stryker Corp. *	200,270
3,500	Zimmer Holding, Inc. *	207,200
		955,432
Industrial Trucks Tractors Trailers - 2.16%
8,500	Terex Corp. *	193,035

Insurance - 4.64%
6,000	American Financial Group, Inc.	170,700
14,500	Montpelier Re Holdings Ltd. (Bermuda)	243,745
		414,445
Lumber & Wood Products - 1.22%
12,000	Louisiana Pacific Corp. *	108,600

Machinery - 2.51%
7,000	Graco, Inc.	224,000

Metal Mining - 1.77%
5,000	Southern Copper Corp.	158,350

Metals & Mining - 7.32%
4,400	Compass Minerals International, Inc.	353,012
1,400	Freeport Mcmoran Copper & Gold, Inc.	116,956
7,000	Natural Resources Partners	183,540
		653,508
Oil, Gas & Consumable Fuels - 10.19%
8,000	Chesapeake Energy Corp.	189,120
2,000	Exxon Mobil	133,960
4,325	Kinder Morgan Energy Partners, LP	282,942
7,500	National Oilwell Varco, Inc.	304,350
		910,372
Pharmaceuticals - 3.31%
13,000	Mylan, Inc. *	295,230

Road & Rail - 3.62%
4,000	CSX Corp.	203,600
6,000	Trinity Industries, Inc.	119,760
		323,360
Semiconductors & Related Devices - 2.06%
12,000	Memc Electronics Materials, Inc. *	183,960

Semiconductors & Semiconductor Equipment - 1.18%
35,000	Silicon Image, Inc. *	105,700

Services-Engineering Services - 1.67%
13,000	Dyncorp International, Inc. *	149,370

Software - 2.59%
5,200	Automatic Data Processing, Inc.	231,244

Specialty Retail - 3.37%
12,450	Lowe's Co., Inc.	301,788

TOTAL FOR COMMON STOCKS (Cost $6,715,239) - 81.34%		$ 7,265,492

EXCHANGE TRADED FUNDS - 8.35%
2,800	iShares Barclay TIPS Bond	290,920
9,000	iShares Silver Trust *	154,260
3,300	Market Vectors Gold Miners *	146,553
6,000	Market Vectors Juniors Gold Miners *	154,320

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $764,185) - 8.35%		$ 746,053

REAL ESTATE INVESTMENT TRUSTS - 2.13%
4,600	Saul Centers, Inc.	190,440

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $158,908) - 2.13%		$ 190,440

REPURCHASE AGREEMENT - 8.28%
739,997	US Bank Repurchase Agreement, 0.01%, dated 3/31/2010, due 4/1/2010
	repurchase price $739,997, collateralized by U.S. Treasury Bonds	739,997

TOTAL FOR REPURCHASE AGREEMENTS (Cost $739,997) - 8.28%		$ 739,997

TOTAL INVESTMENTS (Cost $8,378,309) - 100.11%		$ 8,941,982

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11%)		(9,641)

NET ASSETS - 100.00%		$ 8,932,341

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund
1. SECURITY TRANSACTIONS
At March 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,378,309 amounted to $563,652, which consisted of aggregate gross unrealized appreciation of
$1,135,339 and aggregate gross unrealized depreciation of $571,687.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,265,492	$0	$0	$7,265,492
Real Estate Investment Trusts	$190,440	$0	$0	$190,440
Exchage Traded Funds	$746,053	$0	$0	$0
Cash Equivalents	$739,997	$0	$0	$739,997
Total	$8,941,982	$0	$0	$8,941,982

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 24, 2010

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date May 24, 2010